ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities
	December 31, 2022	December 31, 2021
Accounts payable	$750	$2,437
Accrued liabilities	2,097	2,054
	$2,847	$4,491